BUSINESS SEGMENT INFORMATION - Additional Information (Detail) - Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales Information [Line Items]
Reportable segments individual retirement	4	4
Maximum
Sales Information [Line Items]
Revenues derived customer		10.00%	10.00%	10.00%